Stock-Based Compensation - Fair Value Valuation Assumptions (Details) (Stock options, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying common stock (in usd per share)	$ 18.00	$ 3.97
Volatility	40.00%	18.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.08%	1.01%
Expected term (years)	6 years 2 months 19 days	5 years 9 months